SCHEDULE OF CONVERTIBLE BONDS (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Sep. 14, 2021
Short-Term Debt [Line Items]
Total principal	$ 10,000,000	$ 21,000,000
Less: unamortized debt discount	(807,860)	(4,246,810)
Net carrying amount	9,192,140	16,753,190
Less: maturing within one year	(9,192,140)	(7,561,050)
Convertible bonds		9,192,140
Convertible Bond A [Member]
Short-Term Debt [Line Items]
Total principal
Less: unamortized debt discount	(2,134,031)
Convertible Bond B [Member]
Short-Term Debt [Line Items]
Total principal		20,000,000	$ 18,000,000
Less: unamortized debt discount	(6,634,030)
Convertible Bond C [Member]
Short-Term Debt [Line Items]
Total principal		1,000,000
Less: unamortized debt discount	(49,353)
Convertible Bond D [Member]
Short-Term Debt [Line Items]
Total principal	$ 10,000,000